Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment
Property and Equipment

4.                                      Property and Equipment

The components of property and equipment as of December 31, at cost are:

	2011	2010
Computers	$19,000	$14,000
Office furniture and equipment	109,000	109,000
Leasehold improvements	229,000	229,000
Total cost	357,000	352,000
Accumulated depreciation and amortization	(266,000)	(198,000)
Property and equipment, net	$91,000	$154,000

The Company’s depreciation expense for the years ended December 31, 2011 and 2010 was $68,000 and $72,000, respectively.